Investment Objectives and Goals - CoreValues America First Technology ETF	Nov. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CoreValues America First Technology ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CoreValues America First Technology ETF (the “Fund”) seeks long-term capital appreciation.